Share of results of associates - Additional information (Detail) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019		Dec. 31, 2019
Disclosure of associates [line items]
Restructuring and one off transaction costs	£ 17.9	£ 33.9		£ 153.5
Continuing Operation [member]
Disclosure of associates [line items]
Share of exceptional losses and gains	(51.4)	£ (13.6)	[1]	(47.8)
Kantar [member]
Disclosure of associates [line items]
Amortisation and impairment of acquired intangible assets other than goodwill	27.3			5.3
Restructuring and one off transaction costs	£ 23.1			£ 20.3

[1]	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.